Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Nov. 30, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life		25 months
Short-form base shelf prospectus, principal amount, up to		$ 2,000
ATM Program, principal amount, maximum					$ 500
ATM Program, remaining amount available			$ 500
Short-form base shelf prospectus, remaining amount available			1,500
Maximum borrowing capacity			6,176							$ 5,850
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 6,200
Unsecured committed revolving credit facilities | ITC
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 1,000	$ 900
Unsecured committed revolving credit facilities | Corporate and other
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,300
Unsecured non-revolving facility | Corporate and other
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 500
Uncommitted revolving credit facilities | FortisUS Inc
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 150
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Secured senior notes, January 2024 issuance, 2034 maturity | ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Face value	$ 85
Debt instrument, term	10 years
Stated interest rate	5.98%
First mortgage bonds, January 2024 issuance, 2029 maturity | ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Face value	$ 75
Debt instrument, term	5 years
Stated interest rate	5.11%
First mortgage bonds, January 2024 issuance, 2034 maturity | ITC | Secured | Subsequent event
Debt Instrument [Line Items]
Face value	$ 75
Debt instrument, term	10 years
Stated interest rate	5.38%
Committed facilities, maturing 2024 through 2028
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,700
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends			0.65